Summary of Significant Accounting Policies - Schedule of Deferred Tax Asset (Detail) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Deferred tax asset:
Canadian interest expense limitation	$ 4,863,944	$ 4,127,546	$ 2,212,174
Canadian carryforward capital losses	8,971,657	8,778,327	7,091,216
Canadian real estate	216,580	241,259	229,864
Total deferred tax asset	14,052,181	13,147,132	9,533,254
Deferred tax liabilities:
Canadian real estate	(3,696,042)	(3,452,403)	(2,822,096)
Total deferred tax liabilities	(3,696,042)	(3,452,403)	(2,822,096)
Valuation allowance	(10,356,139)	(9,694,729)	(6,711,158)
Net deferred tax liabilities	$ 0	$ 0	$ 0